Risk Report - Credit Risk Management - IFRS 9 Focus Areas - Stress-tested CRE Portfolio Stagewise - Parenthetical (Detail)	12 Months Ended
Dec. 31, 2025
Credit Risk Management [Abstract]
Germany accounts for the total stress-tested CRE portfolio	9.00%
Office loans in Germany account of total office loans in the stress-tested CRE portfolio	14.00%